Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	$ 82	$ 1,722
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	357	1,493
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value
Warrants [Member] | Level 2 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	56	196
Convertible loan [Member] | Level 2 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	5
Financial liability [Member] | Level 2 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	21	133
Tradable warrants [Member] | Level 1 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	$ 357	1,493
SAFE [Member] | Level 2 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value		$ 1,393